Trade accounts payable	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade accounts payable

7.         Trade accounts payable

Trade accounts payable in the consolidated statement of financial position as at December 31, 2023 and 2022, amounted to $362 and $3,548, respectively. Trade accounts payable are non-interest bearing.